CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net income	$ 82,993	$ 89,338	$ 79,326
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	10,263	9,959	8,483
Amortization of prepaid land leases	382	454	384
Amortization of intangible assets	1,356	316	300
Allowance for credit losses	16,122	8,656	690
Gain on disposal of long-lived assets	(75)	(7)	(67)
Impairment loss on property, plant and equipment	0	0	17
Goodwill impairment charge	0	0	35,767
Share of net income of equity investees	(1,838)	(604)	(3,131)
Dividends received from an equity investee	0	91	0
Loss on disposal of subsidiaries	3	0	0
Impairment loss on investment in a cost investee	773
Gains on disposal of an investment of an equity investee	(7,995)	0	(5,763)
Gain on disposal of an investment in securities	0	(3,323)	0
Share-based compensation expenses	9,709	9,724	410
Deferred income tax expenses (benefit)	4,179	(5,838)	6,414
Accretion of convertible bond	0	0	57
Other income, net	0	(6,724)	0
Changes in operating assets and liabilities:
Accounts receivable and retention	(11,807)	(88,854)	30,894
Costs and estimated earnings in excess of billings	(39,839)	3,049	3,186
Inventories	(40,007)	4,657	(6,474)
Advances to suppliers	(14,274)	(1,253)	(4,745)
Other receivables	(3,425)	11,183	(1,897)
Prepaid expenses	257	(268)	(19)
Due from related parties	4,903	6,784	11,988
Accounts payable	28,470	10,178	15,010
Deferred revenue	19,221	31,432	1,825
Accruals and other payable	(16,417)	(966)	(1,663)
Due to related parties	4,638	(1,915)	(1,819)
Income tax payable	1,423	514	3,335
Other tax payables	5,511	2,700	2,616
Net cash provided by operating activities	54,526	79,283	175,124
Cash flows from investing activities:
Purchases of short-term investments	(64,383)	(147,237)	(426,846)
Maturity of short-term investments	100,562	443,095	242,174
Purchases of property, plant and equipment	(26,369)	(18,131)	(8,098)
Proceeds from disposal of property, plant and equipment	140	314	983
Investments made in equity investees	(1,261)	(9,459)	0
Proceeds from disposal of a subsidiary	3,797	0	0
Proceeds received from disposal of equity investments	9,497	5,187	4,458
Acquisition of a subsidiary, net of cash acquired	(8,726)	(9,406)	(251)
Proceeds received from investment in equity securities without readily determinable fair value	0	5,895	0
Net cash (used in) provided by investing activities	13,257	270,258	(187,580)
Cash flows from financing activities:
Proceeds from short-term bank loans	128	0	2,371
Repayments of short-term bank loans	(59)	0	(4,243)
Proceeds from long-term bank loans	875	520	15,423
Repayments of long-term bank loans	(673)	(633)	(437)
Capital contributions from subsidiaries' non-controlling interest shareholders	0	0	2,139
Payment of dividends	(19,827)	(12,107)	(12,713)
Principal repayment of convertible bond	0	0	(20,753)
Proceeds from issuance of shares of a subsidiary	0	2	0
Net cash used in financing activities	(19,556)	(12,218)	(18,213)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(24,747)	39,127	(8,621)
Net (decrease) increase in cash, cash equivalents and restricted cash	23,480	376,450	(39,290)
Cash, cash equivalents and restricted cash, beginning of year	695,547	319,097	358,387
Cash, cash equivalents and restricted cash, end of year	719,027	695,547	319,097
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	679,754	664,321	288,782
Current portion of restricted cash	38,486	25,294	8,663
Non-current portion of restricted cash	787	5,932	21,652
Total cash, cash equivalents and restricted cash	719,027	695,547	319,097
Supplemental disclosures of cash flow information:
Interest expense paid	731	553	306
Income tax paid	15,632	16,804	8,772
Supplemental disclosures of non-cash information:
Acquisition of property, plant and equipment included in construction costs payable and accrued liabilities	$ 5,987	$ 477	$ 6,759